Note 15 - Stock-based Compensation Stock - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares issuable under options (in shares)	1,440,500	1,463,900	1,687,050
Shares issuable under options (in dollars per share)	$ 28.65	$ 34.35	$ 26.25
Granted, Number of options (in shares)	395,000	698,500	343,000
Granted, Weighted average exercise price (in dollars per share)	$ 32.94	$ 36.61	$ 49.57
Exercised, Number of options (in shares)	(144,150)	(699,400)	(558,150)
Exercised, Weighted average exercise price (in dollars per share)	$ 19.83	$ 20.09	$ 19.26
Forfeited, Number of options (in shares)	(88,500)	(22,500)	(8,000)
Forfeited, Weighted average exercise price (in dollars per share)	$ 32.14	$ 38.71	$ 31.28
Shares issuable under options (in shares)	1,602,850	1,440,500	1,463,900
Shares issuable under options (in dollars per share)	$ 30.31	$ 28.65	$ 34.35
Shares issuable under options (Year)	2 years 292 days
Shares issuable under options	$ 11,305
Options exercisable - End of year, Number of options (in shares)	510,975
Options exercisable - End of year, Weighted average exercise price (in dollars per share)	$ 25.88
Options exercisable - End of year, Weighted average remaining contractual life (Year)	1 year 328 days
Options exercisable - End of year, Aggregate intrinsic value	$ 5,777